Shareholder’s Equity (Details) - USD ($)										12 Months Ended
		Jul. 11, 2026	Jun. 29, 2026	Jun. 16, 2026	Apr. 07, 2026	Dec. 29, 2025	Nov. 21, 2025	Oct. 30, 2025	May 28, 2025	Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024		Jul. 28, 2026	Sep. 26, 2023
Shareholder’s Equity [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.001	$ 0.15	[1]	$ 0.15	[1]	$ 0.15	[1]
Ordinary share new par value									0.24
Unissued ordinary shares of par value									0.24
Ordinary shares authorized	[1]									240,000,000		240,000,000		240,000,000
Preference shares authorized										10,000,000		10,000,000		10,000,000
Preferred share par value										$ 0.001		$ 0.001		$ 0.001
Purchase price (in Dollars)																$ 2,589,600
Ordinary shares issued	[1]									887,271		887,271		39,033
Purchase of warrants																			6,640
Cashless exercise of warrants												$ 51,671
Exercise price (in Dollars per share)																			$ 780
Gross proceeds from issuance												$ 10,883,257		$ 7,633,000		$ 2,589,600
Statutory accounts percentage												10.00%
Reserve fund percentage												50.00%
Reverse stock split										The Company implemented a 1-for-150 reverse stock split on its ordinary shares effective Thursday, April 7, 2026, with trading to begin on a split-adjusted basis at the market open on that day. Upon the effectiveness of the reverse stock split, every 150 shares of the Company’s issued and outstanding ordinary shares will automatically be converted into one issued and outstanding ordinary share. No fractional shares will be issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split will be rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.The reverse stock split at a ratio of 1-for-150 shares was approved by the Company’s board of directors and its shareholders.
Subsequent Event [Member]
Shareholder’s Equity [Line Items]
Ordinary share new par value					$ 0.15
Authorized share capital					$ 36,010,000
Ordinary shares authorized					240,000,000
Preference shares authorized					10,000,000
Preferred share par value					$ 0.001
Series A Preferred Stock [Member] | Subsequent Event [Member]
Shareholder’s Equity [Line Items]
Preference shares authorized			2,000,000
Preference shares designated			2,000,000
Preferred stock voting rights			Each Series A Preferred Share is entitled to 100 votes per share and votes together with the holders of the Company’s ordinary shares as a single class on all matters submitted to a vote of members, unless otherwise required by applicable law or the Company’s memorandum and articles of association.
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.001
Authorized share capital					$ 36,010,000				$ 36,010,000
Ordinary shares authorized									36,000,000,000
Issuance of shares									240							3,320	[2]
Purchase price (in Dollars)	[2]															$ 498
Ordinary Shares [Member] | Forecast [Member]
Shareholder’s Equity [Line Items]
Ordinary shares issued																		3,629,540
Sale of stock units		3,487,171
Ordinary Shares [Member] | Subsequent Event [Member]
Shareholder’s Equity [Line Items]
Ordinary share new par value					$ 0.001
Authorized share capital					$ 36,010,000
Ordinary shares authorized					36,000,000,000
Reverse stock split					On April 7, 2026, the Company effected a 1-for-150 reverse share split of its ordinary shares. Pursuant to the reverse share split, every 150 issued and outstanding ordinary shares, par value $0.001 per share, were automatically combined into one ordinary share, par value $0.15 per share
Ordinary Shares [Member] | Maximum [Member]
Shareholder’s Equity [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.24
Ordinary Shares [Member] | Minimum [Member]
Shareholder’s Equity [Line Items]
Ordinary shares par value (in Dollars per share)									$ 0.001
Preferred Shares [Member]
Shareholder’s Equity [Line Items]
Preference shares authorized									10,000,000
Preferred share par value									$ 0.001
Preferred Shares [Member] | Subsequent Event [Member]
Shareholder’s Equity [Line Items]
Ordinary share new par value					$ 0.001
Preference shares authorized					10,000,000
Preferred share par value					$ 0.001
Sales Agreement [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Purchase price (in Dollars)						$ 200,000,000
Ordinary shares issued										765,367		765,367
Gross proceeds from issuance												$ 8,075,257
Subscription Agreement [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Shareholder’s Equity [Line Items]
Issuance of shares				100,000
Subscription Agreement [Member] | Preferred Shares [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Shareholder’s Equity [Line Items]
Preferred share par value				$ 0.001
Issuance of shares				100,000
Shares issued per share (in Dollars per share)				$ 0.001
Purchase price (in Dollars)				$ 100
Private Placement [Member] | Investor [Member] | Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.15
Issuance of shares								31,200
Shares issued per share (in Dollars per share)								$ 90
Purchase price (in Dollars)								$ 2,808,000
Purchase of warrants								78,000
Exercise price (in Dollars per share)								$ 240
Warrant [Member] | Securities Purchase Agreements [Member] | Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Cashless exercise of warrants							$ 51,671

[1]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.
[2]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.